PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2020

Schedule of Investments 3/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.4%
	COMMON STOCKS - 98.4% of Net Assets
	Equity Real Estate Investment Trusts (REITs) - 97.8%
8,271	Agree Realty Corp.	$511,975
4,393	Alexandria Real Estate Equities, Inc.	602,105
13,460	American Homes 4 Rent	312,272
1,263	American Tower Corp.	275,018
9,043	Americold Realty Trust	307,824
4,559	AvalonBay Communities, Inc.	670,948
3,418	Camden Property Trust	270,842
6,090	Chatham Lodging Trust	36,175
9,331	Community Healthcare Trust, Inc.	357,190
1,792	CoreSite Realty Corp.	207,693
8,100	Cousins Properties, Inc.	237,087
21,989	DiamondRock Hospitality Co.	111,704
7,308	Digital Realty Trust, Inc.	1,015,154
16,247	Diversified Healthcare Trust	58,977
6,378	Duke Realty Corp.	206,520
11,131	Easterly Government Properties, Inc.	274,268
4,389	EastGroup Properties, Inc.	458,563
4,573	EPR Properties	110,758
2,530	Equinix, Inc.	1,580,162
4,639	Equity Commonwealth	147,103
14,333	Equity LifeStyle Properties, Inc.	823,861
5,882	Extra Space Storage, Inc.	563,261
2,561	Gaming & Leisure Properties, Inc.	70,965
15,559	Global Medical REIT, Inc.	157,457
26,422	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	539,273
12,343	Healthcare Trust of America, Inc.	299,688
24,162	Healthpeak Properties, Inc.	576,264
19,659	Host Hotels & Resorts, Inc.	217,035
8,710	Industrial Logistics Properties Trust	152,773
1,238	Innovative Industrial Properties, Inc.	94,001
8,717	Iron Mountain, Inc.	207,465
3,707	Kilroy Realty Corp.	236,136
3,932	Life Storage, Inc.	371,771
19,364	Medical Properties Trust, Inc.	334,804
12,277	National Storage Affiliates Trust	363,399
8,754	Office Properties Income Trust	238,546
14,345	Park Hotels & Resorts, Inc.	113,469
12,325	Physicians Realty Trust	171,810
15,025	Piedmont Office Realty Trust, Inc.	265,341
18,263	Prologis, Inc.	1,467,797
7,637	QTS Realty Trust, Inc.	443,022
10,744	Realty Income Corp.	535,696
13,322	Rexford Industrial Realty, Inc.	546,335
4,438	Safehold, Inc.	280,615
1,425	SBA Communications Corp.	384,707
11,117	Service Properties Trust	60,032
6,280	Sun Communities, Inc.	784,058
11,818	Terreno Realty Corp.	611,581
8,540	UDR, Inc.	312,052
2,626	Universal Health Realty Income Trust	264,727
5,534	Urstadt Biddle Properties, Inc.	78,029
4,496	Ventas, Inc.	120,493
	Total Equity Real Estate Investment Trusts (REITs)	$19,438,801
	IT Services - 0.6%
7,955	Switch, Inc.	$114,791
	Total IT Services	$114,791
	TOTAL COMMON STOCKS
	(Cost $18,466,640)	$19,553,592
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.4%
	(Cost $18,466,640)	$19,553,592
	OTHER ASSETS AND LIABILITIES - 1.6%	$314,323
	NET ASSETS - 100.0%	$19,867,915

REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,553,592	$–	$–	$19,553,592
Total Investments in Securities	$19,553,592	$–	$–	$19,553,592

For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.